Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Compensation
Share-Based Compensation

13. Share-Based Compensation

The following table presents the Group’s share-based compensation expense by type of award:

	Year Ended December 31,
	(Amounts in Thousands)
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Share options	24,195	1,883	(1,230)	(169)
Non-vested restricted share units	18,105	9,647	110,260	15,106
Total share-based compensation	42,300	11,530	109,030	14,937

During the year ended December 31, 2017, the Group adopted its 2017 share incentive plan (the “2017 Plan”). Under the 2017 Plan, the maximum aggregate number of shares in respect of which options, restricted shares, or RSUs may be issued shall be 2,800,000 shares. The term of any options, restricted shares, or RSUs granted under the 2017 Plan shall not exceed ten years. Options, restricted shares or RSUs generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months.

During the year ended December 31, 2022, the Group adopted its 2022 share incentive plan (the “2022 Plan”). Under the 2022 Plan, the maximum aggregate number of shares in respect of which options, restricted shares, or RSUs may be issued shall be 3,000,000 shares. The term of any options, restricted shares, or RSUs granted under the 2022 Plan shall not exceed ten years. Options, restricted shares or RSUs generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months.

On December 29, 2023, the Group granted 223,297 RSUs (“Replacement RSUs”) to the employees in consideration of the cancellation of 669,898 options previously granted to them respectively, which resulted in an acceleration of vesting of certain RSUs based on the modified vesting schedule. The Company determined that the cancellation of options accompanied by the concurrent grant of Replacement RSUs should be accounted for as a modification of the terms of the cancelled options (the “Modification”). Incremental compensation cost was measured as the excess of the fair value of the Replacement RSUs over the fair value of the cancelled options at the cancellation date, December 29, 2023.

Incremental compensation cost due to the Modification was RMB5,079, including expenses of RMB4,103 related to vested restricted share units which is recognized immediately as of date of modification, and expenses of RMB976 related to the restricted share units not yet vested which will be recognized over the remaining vesting period. An expense of RMB13,487 was recognized upon the Modification due to the acceleration of vesting for the year ended December 31, 2023.

Share Options:

The weighted-average grant-date fair value of options granted during the year ended December 31, 2023 was RMB57.37 (US$8.08). There were 6,009 and 15 options exercised during the years ended December 31, 2022 and 2023, respectively. There was no grant or exercise of option during the year ended December 31, 2024.

The following table summarizes option activity during the year ended December 31, 2024:

Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	options	Price	Term	Options
		RMB	Years	RMB
Outstanding as of January 1, 2024	39,995	353.35	6.2	—
Forfeited or expired	(39,995)	353.35	—	—
Outstanding as of December 31, 2024	—	—	—	—
Exercisable as of December 31, 2024	—	—	—	—

The aggregate intrinsic value of options exercised during the years ended December 31, 2022, 2023 and 2024 was RMB1,223, RMB2 and nil, respectively. As of December 31, 2024, there was no unrecognized compensation expense related to unvested share options.

Non-vested Restricted Shares:

A summary of non-vested restricted share activity during the year ended December 31, 2024 is presented below:

		Weighted-
	Number of	average
	non-vested	grant-
	restricted	date fair
Non-vested restricted shares	shares units	value
		RMB
Non-vested as of January 1, 2024	90,350	196.65
Granted	1,294,241	166.31
Vested	(349,650)	169.70
Forfeited	(80,123)	175.20
Non-vested as of December 31, 2024	954,818	165.30

The total fair value of non-vested restricted share units vested during the years ended December 31, 2022, 2023 and 2024 was RMB9,672, RMB29,713 and RMB58,056, respectively. As of December 31, 2024, there was RMB118,935 in total unrecognized compensation expense related to such non-vested restricted share units, which is expected to be recognized over a weighted-average period of 1.74 years.